Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets [Abstract]
Cash and cash equivalents	$ 641,812	$ 578,004
Securities available for sale	358,185	452,289
Held to maturity securities	5,306	6,396
Net loans	4,589,822	4,422,027
Accrued interest receivable	13,194	13,683
Financial liabilities [Abstract]
Demand deposits	762,101	754,532
Interest bearing deposits	4,617,323	4,580,010
Short-term borrowings	84,781	88,990
Accrued interest payable	3,817	3,612
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	641,812	578,004
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	271	234
Financial liabilities [Abstract]
Demand deposits	762,101	754,532
Interest bearing deposits	2,579,123	2,760,221
Short-term borrowings	0	0
Accrued interest payable	216	256
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	358,185	452,289
Held to maturity securities	5,306	6,396
Net loans	0	0
Accrued interest receivable	1,317	1,920
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	2,038,200	1,819,789
Short-term borrowings	84,781	88,990
Accrued interest payable	3,601	3,356
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,589,822	4,422,027
Accrued interest receivable	11,606	11,529
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	641,812	578,004
Securities available for sale	358,185	452,289
Held to maturity securities	5,365	6,458
Federal Reserve Bank and Federal Home Loan Bank stock	6,507	6,203
Net loans	5,047,810	4,954,301
Accrued interest receivable	13,194	13,683
Financial liabilities [Abstract]
Demand deposits	762,101	754,532
Interest bearing deposits	4,628,882	4,596,245
Short-term borrowings	84,781	88,990
Accrued interest payable	$ 3,817	$ 3,612